Deferred Revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended							12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 [HiresCollectedInAdvanceMember]	Dec. 31, 2010 [HiresCollectedInAdvanceMember]	Dec. 31, 2011 [DeferredRevenueFromVaryingCharterRatesMember]	Dec. 31, 2010 [DeferredRevenueFromVaryingCharterRatesMember]	Dec. 31, 2011 [DeferredRevenueFromTimeCharterAttachedMember]	Dec. 31, 2010 [DeferredRevenueFromTimeCharterAttachedMember]	Dec. 31, 2009 [DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 8,136	$ 17,889	$ 3,905	$ 6,643		$ 1,901	$ 4,231	$ 9,345
Deferred revenue, current portion		8,136	13,662	3,905	6,643	0	1,901	4,231	5,118
Deferred Revenue, non-current portion		0	4,227						4,227
Deferred Revenue Amortization								5,114	5,114	5,115
Deferred Revenue, Additions	$ 25,000